Consolidated Statements Of Cash Flows (USD $) In Millions, unless otherwise specified	6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Operating Activities
Net loss	$ (216)	$ (258)	$ (439)	$ (97)	$ (260)
Adjustments to reconcile net loss to net cash (used in) provided by operating activities:
Depreciation and amortization	89	93	186	197	194
Deferred income taxes	12	(1)	18	131	(59)
Amortization of deferred financing costs and discount on unsecured notes	8	9	18	30	29
Loss on the early extinguishment of debt	6	36	36	0	(75)
De-designation of interest rate hedges	0	17	17	0	0
Equity in earnings of unconsolidated entities	(25)	(4)	(26)	(30)	(24)
Other adjustments to net loss	6	10	12	20	43
Net change in assets and liabilities, excluding the impact of acquisitions and dispositions:
Trade receivables	(27)	(32)	(6)	(9)	40
Relocation receivables and advances	(41)	(41)	8	(27)	442
Relocation properties held for sale	2	2	9	43	22
Other assets	1	(8)	3	(6)	19
Accounts payable, accrued expenses and other liabilities	82	(1)	(23)	30	26
Due (to) from former parent	(5)	(23)	(23)	(403)	(48)
Other, net	15	7	18	3	(8)
Net cash used in operating activities	(93)	(194)	(192)	(118)	341
Investing Activities
Property and equipment additions	(19)	(25)	(49)	(49)	(40)
Net assets acquired (net of cash acquired) and acquisition-related payments	(4)	(4)	(6)	(17)	(5)
Net proceeds from sale of assets			0	5	0
(Purchases of) proceeds from certificates of deposits, net	(4)	9	5	(9)	0
Change in restricted cash	(3)	1	6	0	(2)
Other, net	0	(5)	(5)	0	0
Net cash used in investing activities	(30)	(24)	(49)	(70)	(47)
Financing Activities
Net change in revolving credit facilities	(94)	125	145	142	(515)
Proceeds from term loan extension	0	98	98	0	0
Repayments of term loan credit facility	(640)	(703)	(706)	(32)	(32)
Proceeds from issuance of First/Second Lien Loans	593	0	0	0	500
Proceeds from issuance of First and a Half Lien Notes	325	700	700	0	0
Repayment of prior securitization obligations			(299)	0	0
Proceeds from new securitization obligations			295	0	0
Net change in securitization obligations	(61)	(4)	0	27	(410)
Debt issuance costs	(3)	(34)	(35)	0	(11)
Other, net	(2)	(3)	(6)	(13)	(11)
Net cash provided by (used in) financing activities	118	179	192	124	(479)
Effect of changes in exchange rates on cash and cash equivalents	0	1	0	1	3
Net decrease in cash and cash equivalents	(5)	(38)	(49)	(63)	(182)
Cash and cash equivalents, beginning of period	143	192	192	255	437
Cash and cash equivalents, end of period	138	154	143	192	255
Supplemental Disclosure of Cash Flow Information
Interest payments (including securitization interest expense)	320	287	608	550	487
Income tax payments, net	$ 4	$ 2	$ 3	$ 7	$ 6